Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity
Note 11. Shareholders’ Equity
Share Awards:
We have common shares available for issuance under the terms of our 2009 Incentive Share Award Plan, or the 2009 Plan. As described in Note 7, we granted common share awards to our officers and certain other employees of RMR LLC in 2017, 2016 and 2015. We also granted each of our then six Trustees 3,000 common shares in 2017 with an aggregate value of $392 ($65 per Trustee), each of our then five Trustees 2,500 common shares in 2016 with an aggregate value of $244 ($49 per Trustee) and each of our then five Trustees 2,500 common shares in 2015 with an aggregate value of $247 ($49 per Trustee) as part of their annual compensation.  The values of the share grants were based upon the closing price of our common shares trading on Nasdaq or the New York Stock Exchange, as applicable, on the date of grant. The common shares awarded to our Trustees vested immediately. The common shares granted to our officers and certain other employees of RMR LLC vest in five equal annual installments beginning on the date of grant.
A summary of shares granted, forfeited, vested and unvested under the terms of the 2009 Plan for the years ended December 31, 2017, 2016 and 2015, is as follows:

	2017		2016		2015
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested shares, beginning of year	98,970	$20.59	96,725	$20.11	90,338	$23.40
Shares granted	75,350	19.36	65,900	21.66	65,600	16.59
Shared forfeited	—	—	—	—	(1,020)	23.41
Shares vested	(70,070)	20.80	(63,655)	20.97	(58,193)	21.20
Unvested shares, end of year	104,250	$19.56	98,970	$20.59	96,725	$20.11

The 104,250 unvested shares as of December 31, 2017 are scheduled to vest as follows: 40,120 shares in 2018, 31,230 shares in 2019, 21,630 shares in 2020 and 11,270 shares in 2021. These unvested shares are re-measured at fair value on a recurring basis using quoted market prices of the underlying shares. As of December 31, 2017, the estimated future compensation expense for the unvested shares was $1,933 based on the closing share price of our common shares on Nasdaq on December 31, 2017 of $18.54. The weighted average period over which the compensation expense will be recorded is approximately 21 months. During the years ended December 31, 2017, 2016 and 2015, we recorded $1,377, $1,371 and $932, respectively, of compensation expense related to the 2009 Plan.  At December 31, 2017, 1,493,119 of our common shares remained available for issuance under the 2009 Plan.
Distributions:
Cash distributions paid or payable by us to our common shareholders for the years ended December 31, 2017, 2016 and 2015 were $1.72 per share or $145,209, $122,366 and $121,660, respectively. As described in Note 7, on December 14, 2015, we distributed 768,032, or 0.0108 of a share for each of our common shares, of RMR Inc. shares of class A common stock we owed to our common shareholders as a special distribution. This distribution resulted in a taxable in-kind distribution of $0.1284 for each of our common shares. The characterization of our distributions paid in 2017 was 50.65% ordinary income and 49.35% return of capital. The characterization of our distributions paid in 2016 was 62.74% ordinary income, 36.21% return of capital and 1.05% qualified dividend. The characterization of our distributions paid in 2015 was 47.44% ordinary income, 37.12% return of capital, 12.90% capital gain, 1.61% IRC Section 1250 gain and 0.93% qualified dividend.
On January 19, 2018, we declared a dividend payable to common shareholders of record on January 29, 2018 in the amount of $0.43 per share, or $42,633. We expect to pay this distribution on or about February 26, 2018 using cash on hand and borrowings under our revolving credit facility.
Sale of Shares:

On July 5, 2017, we sold 25,000,000 of our common shares at a price of $18.50 per share in an underwritten public offering. On August 3, 2017, we sold 2,907,029 of our common shares at a price of $18.50 per share pursuant to an overallotment option granted to the underwriters for the July offering. The aggregate net proceeds from these sales of $493,866, after payment of the underwriters' discount and other offering expenses, were used to finance, in part, the FPO Transaction.

2017 and 2018 Share Purchases:
On May 17, 2017, we withheld 450 of our common shares awarded to one of our Trustees to fund that Trustee's resulting minimum required tax withholding obligation. The aggregate value of the withheld shares was $10, which is reflected as a decrease to shareholders' equity in our consolidated balance sheets.

During 2017, we purchased 13,914 of our common shares valued at a weighted average price per share of $18.30, based on the closing price of our common shares on Nasdaq, on the date of purchase, from our officers and certain other employees of RMR LLC in satisfaction of tax withholding and payment obligations in connection with the vesting of awards of our common shares.

In January 2018, we purchased 617 of our common shares valued at a price per share of $18.54, based on the closing price of our common shares on Nasdaq, on the date of purchase, from a former officer of RMR LLC in satisfaction of tax withholding and payment obligations in connection with the vesting of awards of our common shares.

2016 Share Purchases:

In September 2016, we purchased an aggregate of 14,302 of our common shares valued at an average price per common share of $23.54 per common share, based on the closing price of our common shares on Nasdaq on the dates of purchase, from our officers and certain other employees of RMR LLC in satisfaction of tax withholding and payment obligations in connection with the vesting of awards of our common shares.
Cumulative Other Comprehensive Income (Loss)
Cumulative other comprehensive income (loss) represents the unrealized gain (loss) on the RMR Inc. shares we own and our share of the comprehensive income (loss) of our equity method investees we own as of December 31, 2017, SIR and AIC. The following table presents changes in the amounts we recognized in cumulative other comprehensive income (loss) by component for the years ended December 31, 2017, 2016 and 2015:

	Unrealized Gain (Loss) on Investment in Available for Sale Securities	Equity in Unrealized Gains (Losses) of Investees	Total
Balance at December 31, 2014	$—	$37	$37
Other comprehensive loss before reclassifications	(9,391)	(5,592)	(14,983)
Amounts reclassified from cumulative other
comprehensive loss to net income (1)	—	79	79
Net current period other comprehensive loss	(9,391)	(5,513)	(14,904)
Balance at December 31, 2015	(9,391)	(5,476)	(14,867)
Other comprehensive income before reclassifications	30,465	11,254	41,719
Amounts reclassified from cumulative other
comprehensive income to net income (1)	—	105	105
Net current period other comprehensive income	30,465	11,359	41,824
Balance at December 31, 2016	21,074	5,883	26,957
Other comprehensive income before reclassifications	24,042	9,462	33,504
Amounts reclassified from cumulative other
comprehensive income to net income (loss) (1)	—	(34)	(34)
Net current period other comprehensive income	24,042	9,428	33,470
Balance at December 31, 2017	$45,116	$15,311	$60,427

(1)	Amounts reclassified from cumulative other comprehensive income (loss) is included in equity in earnings of investees in our consolidated statements of comprehensive income (loss).